Related Party Transactions - Related Party Accounts Payable and Other Current Liabilities (Details) - Related Party - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts payable and other current liabilities	$ 6,273	$ 7,221
Paragon accrued research and development
Related Party Transaction [Line Items]
Accounts payable and other current liabilities	6,184	6,901
Paragon accrued general and administrative
Related Party Transaction [Line Items]
Accounts payable and other current liabilities	$ 89	$ 320